ADVISORY AGREEMENTS	12 Months Ended
Dec. 31, 2011
ADVISORY AGREEMENTS
ADVISORY AGREEMENTS

5.              ADVISORY AGREEMENTS

The Partnership and the Trading Advisors have each entered into Advisory Agreements.  These Advisory Agreements generally renew one year after they are entered into, subject to certain renewal rights exercisable by the Partnership. The Trading Advisors determine the commodity futures, options on futures, forwards and options contracts trades to be made on behalf of their respective Partnership accounts, subject to certain trading policies and to certain rights reserved by BRIM.  Each Series pays management fees to the Trading Advisors up to 2.50% of that Series net assets allocated to each individual Trading Advisor.

Profit Shares, generally ranging from 15% to 30% of any New Trading Profit, as defined, recognized by each Trading Advisor considered individually, irrespective of the overall performance of the Partnership, as of either the end of each calendar quarter or year and upon the net reallocation of assets away from a Trading Advisor, are paid by the Partnership to each Trading Advisor.  Profit Shares are also paid out in respect of Units redeemed as of the end of interim months, to the extent of the applicable percentage of any New Trading Profit attributable to such Units.